WHITEHALL FUNDS TRUST
                           (FORMERLY IBJ FUNDS TRUST)



                                  ANNUAL REPORT
                                NOVEMBER 30, 1999



--------------------------------------------------------------------------------



                         WHITEHALL GROWTH FUND
                         WHITEHALL GROWTH & INCOME FUND
                         WHITEHALL INCOME FUND
                         WHITEHALL MONEY MARKET FUND

                         IBJ WHITEHALL [BULLET] FINANCIAL GROUP

                              WHITEHALL FUNDS Trust
                            (FORMERLY IBJ FUNDS TRUST)
--------------------------------------------------------------------------------
Fellow Shareholders:

OUR NEW NAME

     We are pleased to submit this Annual Report of The Whitehall Funds
Trust for the fiscal year ending November 30, 1999. As you may know, the name of the Funds was changed from the IBJ Funds Trust to the Whitehall Funds Trust in January, 2000. Beginning in February, 2000, the Funds will be listed in the newspaper under the heading "Whitehall Funds".

         The individual Fund names have changed as well and these changes are shown below:
              FORMER FUND NAME                   NEW FUND NAME
              ----------------                   -------------
         IBJ Core Equity Fund                Whitehall Growth Fund
         IBJ Blended Total Return Fund       Whitehall Growth & Income Fund
         IBJ Core Fixed Income Fund          Whitehall Income Fund
         IBJ Reserve Money Market Fund       Whitehall Money Market Fund

     In choosing a new name for our mutual fund family, we looked to our sponsor and investment adviser - IBJ Whitehall Bank & Trust Co. We selected Whitehall because it is a name which reflects our tradition of strength and continuity and which reflects our roots in the Wall Street area since our founding seventy-five years ago.

     In all other respects, however, the Funds remain unchanged. The same management and research team continues to supervise the Funds' portfolios, and the Funds' investment objectives, policies and procedures will continue as before.

OUR OUTLOOK

     In the period since the Funds' semi-annual report, dated May 31, 1999, strong economic growth has characterized the U.S. and global business environment. This momentum, coupled with accommodative financial conditions, combined to produce above trendline growth that appears to be sustainable well into the New Year. Concerns related to higher interest rates, weakening domestic currency and sharply advancing energy prices were not sufficient to retard the benefits of muted inflation trends, solid productivity increases, near-record unemployment, and sustainable earnings growth. Expected glitches from the world's computer systems as a result of the Year 2000 rollover failed to materialize, while significant GDP sectors such as retail sales generated their best holiday season results in over ten years, spurred by the best consumer confidence readings in almost three decades. Consensus expectations call for a 4.0% - 4.5% GDP advance in the first half of 2000 followed by a moderation in real growth in the closing quarters of the year to around 2.5%.

     Future economic expansion appears to be buoyed by business hiring plans that have advanced sharply entering the first quarter and sharp increases in research and development budgets for 2000.

With manufacturing company surveys pointing to acceleration in recent weeks,it now appears that the economy is hitting on all cylinders. Accompanying the stronger growth has been nascent indications of a rise in both actual and anticipated inflation trends. While still modest, the trend has been upward inboth the consumption price deflator and core inflation measures. Enhanced monetary liquidity as a result of Y2K concerns, accompanied by tax cut proposals by both Clinton and Bush, could add to a "negative psychology" infiltrating the money and capital markets during the early part of the New Year.

     The trend toward rising interest rates should continue early in the first quarter as the Federal Reserve Bank reacts to the steady flow of stronger-than -expected domestic and foreign economic releases. Nevertheless, the drag from higher energy prices, central bank tightening, lower mortgage refinancing activity and lackluster mortgage creations should combine to restrict growth later in 2000. Moreover, the improved business outlook in both Asia and Europe is clouded by the apparent stalled recoveries in Japan and Germany.

CONCLUSION

     In summary, we remain confident as to the sustainability of a healthy business environment within the United States at this time. Improving foreign business trends should contribute to the earnings of multinational corporations while technology-driven productivity remains our best weapon against mounting inflationary pressures. We believe that these themes will remain paramount in consensus forecasts in the New Year. The world appears to be embracing the "New Economic Model" that allows for higher real growth accompanied by low unemployment and muted inflation pressures.

     In discussing the individual performance of our Funds on the following pages, you will see that for the majority of our shareholders 1999 was a very good year. Still, we approach the new year with caution. While it is always gratifying to report above-average investment returns, we are at the same time guided by our dual mandate which is to grow and preserve our clients' wealth by pursuing investments which do not expose you to undue levels of risk.

Respectfully submitted,
/s/signature
Michael Felson
Chief Investment Officer
                                       2
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MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS Trust
--------------------------------------------------------------------------------

WHITEHALL GROWTH FUND (FORMERLY IBJ CORE EQUITY FUND)

A $10,000 investment in the Whitehall Growth Fund, made on the inception date, would have increased to $34,314 (as of November 30, 1999). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 44.49% for the year ended November 30, 1999.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. Stock Market as a whole. The index is unmanaged, and therefore does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the Whitehall Growth Fund is net of all fees.
[graph omitted]

        WHITEHALL GROWTH FUND
               formerly            Standard & Poor's
        IBJ Core Equity Fund        500 Stock Index
2/1/95          10,000                  10,000
3/95            10,730                  10,695
6/95            11,390                  11,715
9/95            12,400                  12,645
12/95           13,135                  13,406
3/96            14,276                  14,125
6/96            14,495                  14,758
9/96            14,899                  15,214
12/96           15,845                  16,481
3/97            16,173                  16,924
6/97            18,264                  19,876
9/97            19,778                  21,365
12/97           20,585                  21,979
3/98            22,947                  25,042
6/98            22,531                  25,874
9/98            20,039                  23,306
12/98           25,708                  28,266
3/99            27,999                  29,673
6/99            29,749                  31,765
9/99            29,945                  29,873
11/99           34,314                  32,312


             Whitehall Growth Fund
          Average Annual Total Return
             as of November 30, 1999*
         --------------------------------
                        Since Inception
         1 Year   3 Year   (2/1/95)
         --------------------------------
         44.49%   28.53%   29.10%
         --------------------------------

* Without certain fee waivers, returns would have been lower.

Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.
                                       3
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MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS Trust
--------------------------------------------------------------------------------
WHITEHALL GROWTH & INCOME FUND (FORMRLY IBJ BLENDED TOTAL RETURN FUND)

A $10,000 investment in the Whitehall Growth & Income Fund, made on the inception date would have increased to $21,128 (as of November 30, 1999). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was 15.23% for the year ended November 30, 1999. The Fund'sperformance is compared to the Lehman Intermediate Government/ Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years, and the Standard & Poor's 500 Stock Index, which reflects the performance of the U.S. stock market as a whole. The indices are unmanaged, and therefore do not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The performance of the Whitehall Growth & Income Fund is net of all fees.
(graph omitted)
[Line graph omitted--plot points as follows]

          WHITEHALL GROWTH &
             INCOME FUND
               formerly
              IBJ Blended
             Total Return    Standard & Poors    Lehman Intermediate Government/
                 Fund         500 Stock Index         Corporate Bond Index
2/1/95          10,000            10,000                    10,000
3/95            10,540            10,695                    10,265
6/95            11,099            11,715                    10,778
9/95            11,656            12,645                    10,956
12/95           12,222            13,406                    11,342
3/96            12,673            14,125                    11,247
6/96            12,807            14,758                    11,318
9/96            13,048            15,214                    11,519
12/96           13,721            16,481                    11,801
3/97            13,662            16,924                    11,787
6/97            17,798            19,876                    12,135
9/97            15,807            21,365                    12,463
12/97           16,048            21,979                    12,729
3/98            17,122            25,042                    12,928
6/98            17,190            25,874                    13,171
9/98            16,886            23,306                    13,763
12/98           18,922            28,266                    13,804
3/99            19,102            29,673                    13,778
6/99            19,998            31,765                    13,723
9/99            19,654            29,783                    13,849
11/99           21,128            32,312                    13,902


         Whitehall Growth & Income Fund
           Average Annual Total Return
             as of November 30, 1999*
        -------------------------------
                        Since Inception
         1 Year   3 Year   (2/1/95)
        -------------------------------
         15.23%   15.30%   16.76%
        -------------------------------
* Without certain fee waivers, returns would have been lower.

Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.
                                       4
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MANAGEMENT'S DISCUSSION
WHITEHALL FUNDS Trust
--------------------------------------------------------------------------------
WHITEHALL INCOME FUND (FORMERLY IBJ CORE FIXED INCOME FUND)

A $10,000 investment in the Whitehall Income Fund, made on the inception date would have increased to $13,467 (as of November 30, 1999). The graph below shows how this compares to our benchmark over the same period. Total return for the Fund was -1.79% for the year ended November 30, 1999.

The Fund's performance is compared to the Lehman Intermediate Government/ Corporate Bond Index, which reflects the performance of U.S. Treasury and Government issues with maturities of 1 to 10 years, and investment grade corporate bonds with maturities of 1 to 10 years. The index is unmanaged, and therefore does not incur the fees associated with a mutual fund,
such  as  investment   management  and  fund administration  fees. The
performance of the Whitehall Income Fund is net of all fees.

           WHITEHALL
          INCOME FUND
            formerly
            IBJ Core              Lehman Intermediate
       Fixed Income Fund         Government/Corporate
         Service Class                 Bond Index
2/1/95       10,000                      10,000
3/95         10,320                      10,265
6/95         10,780                      10,778
9/95         10,931                      10,956
12/95        11,359                      11,342
3/96         11,133                      11,247
6/96         11,130                      11,318
9/96         11,286                      11,519
12/96        11,612                      11,801
3/97         11,513                      11,787
6/97         11,903                      12,135
9/97         12,313                      12,463
12/97        12,646                      12,729
3/98         12,825                      12,928
6/98         13,122                      13,171
9/98         13,741                      13,763
12/98        13,752                      13,804
3/99         13,602                      13,778
6/99         13,431                      13,723
9/99         13,480                      13,849
11/99        13,467                      13,902


           Whitehall Income Fund
         Average Annual Total Return
           as of November 30, 1999*
         --------------------------
                       Since Inception
         1 Year   3 Year   (2/1/95)
         --------------------------
         -1.79%    4.78%      6.36%
         --------------------------

*  Without certain fee waivers, returns would have been lower.

Past performance is not predictive of future results. At any time the investment return and NAV will fluctuate, so that an investor's shares may be worth more or less than the original cost.

IBJ FUNDS TRUST
RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS - November 30, 1999
--------------------------------------------------------------------------------
PAR VALUE                                               VALUE
---------                                               -----
COMMERCIAL PAPER (A) -- 90.87%
             AUTOMOBILE -- 3.86%
  $800,000   DaimlerChrysler, N.A. Holding Corp.
             5.890%, 01/28/00 ..................    $   792,408
                                                     ----------
             FINANCIAL SERVICES -- 29.56%
   900,000   AI Credit Corp.
             5.840%, 01/21/00 ..................        892,554
   900,000   Duke Capital Corp.
             5.500%, 12/21/99 (B) ..............        897,250
   800,000   Ford Motor Credit Co.
             5.810%, 01/21/00 ..................        793,415
   900,000   General Electric Capital Corp.
             5.470%, 12/21/99 ...................       897,265
   900,000   General Motors Acceptance Corp.
             5.840%, 01/28/00 ...................       891,532
   900,000   GTE Funding, Inc.
             5.880%, 01/21/00 ...................       892,503
   800,000   Toyota Motor Credit Corp.
             5.270%, 12/14/99 ...................       798,478
                                                     ----------
                                                      6,062,997
                                                     ----------
             INDUSTRIAL GOODS AND SERVICES -- 38.07%
    900,000  Abbott Laboratories
             5.430%, 12/02/99 ...................       899,864
  1,000,000  BP America, Inc.
             5.670%, 01/28/00 ...................       990,865
    900,000  Campbell Soup Co.
             5.250%, 12/20/99 ...................       897,506
    800,000  Cargill, Inc.
             5.820%, 01/19/00 ...................       793,663
    700,000  Disney (Walt) Co.
             5.730%, 01/19/00 ...................       694,541
    850,000  Emerson Electric Co.
             5.450%, 12/03/99 ...................       849,743
    800,000  Gannett Co.
             5.750%, 01/21/00 ...................       793,483
  1,000,000  Pfizer, Inc.
             5.850%, 01/24/00 (B) ...............       991,225
    900,000  Weyerhaeuser Real Estate
             5.280%, 12/02/99 ...................       899,868
                                                     ----------
                                                      7,810,758
                                                     ----------
             REGIONAL AGENCIES -- 3.86%
    800,000  Province of British Columbia
             5.820%, 02/02/00 ...................       791,852
                                                     ----------
                                               CREDIT
   PAR VALUE                                  RATINGS+    VALUE
   ---------                                 ---------    -----
             UTILITIES -- 15.52%
  $ 800,000  AT&T Corp.
             5.280%, 12/10/99 ...................       798,944
    800,000  BellSouth Telecomm, Inc.
             5.250%, 12/06/99 ...................       799,417
    800,000  Duke Energy Corp.
             5.750%, 01/14/00 ...................       794,378
    800,000  Southern Co.
             5.850%, 02/07/00 (B) ...............       791,160
                                                     ----------
                                                      3,183,899
                                                     ----------
             TOTAL COMMERCIAL PAPER .............    18,641,914
                                                     ----------
             (Cost $18,641,914)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.78%
             FEDERAL HOME LOAN MORTGAGE
             CORPORATION -- 3.64%
    750,000  5.480%, 12/20/99 ...........    AAA/Aaa    747,831
                                                     ----------
             FEDERAL NATIONAL
             MORTGAGE ASSOCIATION -- 4.14%
    850,000  5.460%, 12/13/99 ...........    AAA/Aaa    848,453
                                                     ----------
             TOTAL U.S. GOVERNMENT AND
             AGENCY OBLIGATIONS .........             1,596,284
                                                     ----------
             (Cost $1,596,284)
  SHARES
  ------
INVESTMENT COMPANY -- 1.78%
    365,506  TempCash Provident Money Market
             Investment Fund ............               365,506
                                                      ---------
             TOTAL INVESTMENT COMPANY ...               365,506
                                                      ---------
             (Cost $365,506)

             TOTAL INVESTMENTS -- 100.43%            20,603,704
                                                     ----------
             (Cost $20,603,704)

             OTHER ASSETS
             NET OF LIABILITIES -- (0.43)%             (89,234)
                                                    -----------
             NET ASSETS -- 100.00%.......           $20,514,470
                                                    ===========
 -------------------------------
(A)  Interest  rate  presented  represents  annualized  yield  at  time  of purchase.
(B)  Securities  exempt  from  registration   under  section  4(2)  of  the
     Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At November 30, 1999, these  securities  amounted to $2,679,635 or 13.06% of net assets.
+    See page 15 for Credit Ratings Summary (unaudited).


                   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       6
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IBJ FUNDS TRUST
CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1999
--------------------------------------------------------------------------------
                                              CREDIT
PAR VALUE                                    RATINGS+               VALUE
---------                                    --------               -----
CORPORATE OBLIGATIONS -- 50.05%
             AEROSPACE -- 1.25%
$  467,000   Lockheed Martin Corp.
             7.250%, 05/15/06 ...........    BBB-/Baa3          $     445,985
                                                                -------------
             AUTOMOBILES -- 5.09%
   650,000   DaimlerChrysler N.A.
             Holding Corp., MTN
             6.630%, 09/21/01 ...........    A+/A1                    649,187
   300,000   Delphi Automotive
             Systems Corp.
             6.500%, 05/01/09 ...........    BBB/Baa2                 275,625
   335,000   Ford Capital BV, Yankee
             9.875%, 05/15/02 ...........    A/A1                     356,356
   400,000   General Motors Acceptance Corp.
             7.000%, 03/01/00 ...........    A/A3                     400,928
   131,000   General Motors Acceptance Corp.
             9.000%, 10/15/02 ...........    A/A2                     138,041
                                                                -------------
                                                                    1,820,137
                                                                -------------
             BANKING -- 4.11%
   200,000   BankAmerica Corp., MTN
             7.125%, 05/12/05 ...........    A/Aa3                    199,250
   250,000   Bankers Trust Corp., NY,
             Subordinated Debentures
             9.500%, 06/14/00 ...........    A-/A3                    254,062
   700,000   Northern Trust Co.
             6.700%, 09/15/05 ...........    A+/A1                    688,625
   350,000   Swiss Bank Corp., NY,
             Subordinated Debentures
             7.000%, 10/15/15 ...........    AA/Aa2                   329,875
                                                                -------------
                                                                    1,471,812
                                                                -------------
             DURABLE GOODS -- 0.74%
   250,000   Whirlpool Corp., Debentures
             9.000%, 03/01/03 ...........    A-/Baa1                  263,750
                                                                -------------
             FINANCIAL SERVICES -- 10.56%
   200,000   Abbey National Plc,
             Subordinated Notes
             6.690%, 10/17/05 ...........    AA-/Aa3                  194,250
   350,000   Associates Corp., N.A.
             7.500%, 04/15/02 ...........    AA-/Aa3                  355,250
   400,000   Associates Corp., N.A.,
             Senior Note
             6.500%, 08/15/02 ...........    AA-/Aa3                  396,500
   310,000   BHP Finance USA, Yankee
             7.875%, 12/01/02 ...........    A/A3                     317,750
   250,000   Case Credit Corp., MTN,
             Series A
             5.930%, 02/26/01 ...........    A-/Baa1                  247,500
   385,000   Commercial Credit Co., Notes
             6.875%, 05/01/02 ...........    A+/Aa3                   384,519
   319,000   Dean Witter,
             Discover & Co., Notes
             6.875%, 03/01/03 ...........    A+/A1                    317,804
   100,000   Discover Credit, MTN
             8.540%, 12/11/01 ...........    A-/A2                    101,625
   500,000   Household Finance Corp.
             6.450%, 03/15/01 ...........    A/A2                     498,125
   270,000   Lehman Brothers
             Holdings Inc., Notes
             8.500%, 05/01/07 ...........    A/A3                     281,475
   100,000   Metropolitan Life
             Insurance Co.
             6.300%, 11/01/03 (A) .......    A+/A1                     96,125
   200,000   National Rural Utilities
             Cooperative Finance Corp.
             6.500%, 09/15/02 ...........    AA/Aa3                   198,250
   400,000   St. Paul Cos., Inc., MTN
             6.740%, 07/18/05 ...........    A+/A1                    390,000
                                                                -------------
                                                                    3,779,173
                                                                -------------
             FOOD SERVICE -- 2.42%
   350,000   Nabisco, Inc.
             6.850%, 06/15/05 ...........    BBB/Baa2                 335,125
   150,000   Panamerican Beverage, Inc.,
             Senior Notes
             8.125%, 04/01/03 ...........    BBB-/Baa3                144,188
   400,000   Tyson Foods, Inc., Yankee
             6.625%, 10/17/05 ...........    A-/A3                    385,000
                                                                -------------
                                                                      864,313
                                                                -------------
             HEALTH CARE SERVICES -- 0.78%
    12,000   Columbia/HCA Healthcare Corp.
             7.150%, 03/30/04 ...........    BB+/Ba2                   11,145
    55,000   Columbia/HCA Healthcare Corp.
             6.910%, 06/15/05 ...........    BBB/Ba2                   49,225
   250,000   Columbia/HCA Healthcare Corp.
             7.000%, 07/01/07 ...........    BBB/Baa2                 217,812
                                                                -------------
                                                                      278,182
                                                                -------------
                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
IBJ FUNDS TRUST
CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)- NOVEMBER 30, 1999
--------------------------------------------------------------------------------
                                             CREDIT
PAR VALUE                                    RATINGS+              VALUE
---------                                    --------              -----
             INDUSTRIAL GOODS AND SERVICES -- 8.81%
$ 225,000    ADT Operations, Inc.
             8.250%,  08/01/00 ..........    A-/Baa2            $ 226,969
  210,000    Case Corp.
             7.250%, 08/01/05 ...........    A-/Baa1              202,125
  325,000    Champion International Corp.
             7.700%, 12/15/99 ...........    BBB/Baa1             325,000
  350,000    Crown Cork & Seal
             Financial Plc, Yankee
             6.750%, 12/15/03 ...........    BBB/Baa1             339,937
  400,000    Dow Chemical Co.
             7.375%, 11/01/29 ...........    A/A1                 389,000
  250,000    du Pont (E.I.) de Nemours & Co.
             6.875%, 10/15/09 ...........    AA-/Aa3              245,937
  230,000    Hertz Corp., Senior Notes
             7.000%, 05/01/02 ...........    BBB+/A3              230,575
  300,000    Hertz Corp.
             7.625%, 08/15/07 ...........    A-/A3                306,000
  230,000    Levi Strauss & Co.
             6.800%, 11/01/03 (A) .......    BBB/Baa2             189,750
  200,000    USG Corp., Senior Notes
             9.250%, 09/15/01 ...........    BBB/Ba1              210,500
  250,000    Westinghouse Electric
             Corp., MTN
             9.400%, 01/31/01 ...........    BB-/Ba1              255,000
  250,000    WMX Technologies
             8.000%, 04/30/04 ...........    BBB/Ba1              231,563
                                                                ---------
                                                                3,152,356
                                                                ---------
             OIL AND GAS -- 2.63%
  250,000    Amoco Canada Petroleum Co.,
             Yankee
             7.950%, 10/01/22 ...........    AAA/Aa1              245,312
  101,000    Columbia Gas System, Inc.
             6.800%, 11/28/05 ...........    BBB/Baa1              97,844
  175,000    El Paso Natural Gas,
             Debentures
             7.500%, 11/15/26 ...........    BBB/Baa2             164,062
  250,000    Gulf Canada Resources, Ltd.,
             Subordinated Debentures
             9.625%, 07/01/05 ...........    BB-/Ba2              256,875
  190,000    Union Oil Co. of California,
             MTN
             6.700%, 10/15/07 ...........    A/A3                 178,363
                                                                ---------
                                                                  942,456
                                                                ---------
             REGIONAL AGENCY -- 0.14%
   50,000    Province of Quebec
             6.500%, 01/17/06 ...........    A+/A2              $  48,375
                                                                ---------
             TELECOMMUNICATIONS -- 0.80%
  100,000    Cable and Wireless
             Communications Plc, Yankee
             6.375%, 03/06/03 ...........    A-/Baa1               99,625
  190,000    GTE Southwest, Inc., Debenture
             6.540%, 12/01/05 ...........    AA/A2                184,775
                                                                ---------
                                                                  284,400
                                                                ---------
             TRANSPORTATION -- 3.73%
   431,000   Canadian National Railway Co.,
             Yankee
             7.000%, 03/15/04 ...........    BBB/Baa2             426,151
   140,000   Canadian Pacific Ltd., Yankee
             6.875%, 04/15/03 ...........    BBB/Baa2             138,250
   350,000   Consolidated Rail Corp.,
             Subordinated Notes
             6.860%, 12/31/07 ...........    A/A1                 333,809
   300,000   CSX Corp.
             7.000%, 09/15/02 ...........    BBB/Baa2             297,375
   140,000   Union Pacific Corp.
             7.375%, 05/15/01 ...........    BBB/Baa2             140,700
                                                                ---------
                                                                1,336,285
                                                                ---------
             UTILITIES -- 8.99%
   350,000   Central Power & Light Co.,
             First Mortgage
             6.875%, 02/01/03 ...........    A/A3                 346,500
   405,000   Duquesne Light Co.
             8.375%, 05/15/24 ...........    BBB+/Baa1            398,925
   285,000   Hydro-Quebec, MTN
             9.410%, 03/23/00 ...........    A+/A2                287,137
   250,000   Hydro-Quebec, MTN
             8.590%, 08/22/01 ...........    A+/A2                256,875
   300,000   Illinois Power Co., Notes
             6.500%, 08/01/03 ...........    BBB/Baa1             292,125
   300,000   Jersey Central Power &
             Light Co., First Mortgage
             7.125%, 10/01/04 ...........    A-/Baa1              298,125
   200,000   Monongahela Power Co.
             8.375%, 07/01/22 ...........    A+/A1                200,000

                   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)- NOVEMBER 30, 1999
--------------------------------------------------------------------------------
                                               CREDIT
   PAR VALUE                                  RATINGS+             VALUE
   ---------                                 ---------             -----
             UTILITIES (CONTINUED)
$  400,000   New Orleans Public Service,
             Inc., Notes
             8.000%, 03/01/06 ...........    BBB/Baa2           $  404,000
   100,000   Niagara Mohawk Power Corp.,
             Mortgage
             9.500%, 06/01/00 ...........    BB+/Ba3               101,375
   140,000   Niagara Mohawk Power Corp.,
             First Mortgage
             9.250%, 10/01/01 ...........    BB+/Ba3               144,900
   196,585   Niagara Mohawk Power Corp.,
             Series E, Senior Notes
             7.375%, 07/01/03 ...........    BB-/Ba3               196,340
    40,000   Rochester Gas & Electric Corp.,
             First Mortgage
             9.375%, 04/01/21 ...........    AAA/Aaa                41,300
   250,000   West Penn Power Co.
             8.875%, 02/01/21 ...........    A+/A1                 250,000
                                                                ----------
                                                                 3,217,602
                                                                ----------
             TOTAL CORPORATE OBLIGATIONS                        17,904,826
                                                                ----------
             (Cost $18,360,704)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 40.73%
             U.S. TREASURY BONDS -- 11.93%
1,500,000    6.250%, 08/15/23 ...........    AAA/Aaa             1,450,320
1,500,000    6.875%, 08/15/25 ...........    AAA/Aaa             1,564,830
  750,000    6.000%, 02/15/26 ...........    AAA/Aaa               702,533
  550,000    6.500%, 11/15/26 ...........    AAA/Aaa               548,933
                                                                ----------
                                                                 4,266,616
                                                                ----------
             U.S. TREASURY NOTES -- 8.69%
1,000,000    6.875%, 05/15/06 ...........    AAA/Aaa             1,032,110
2,000,000    7.000%, 07/15/06 ...........    AAA/Aaa             2,077,760
                                                                ----------
                                                                 3,109,870
                                                                ----------
             FEDERAL FARM CREDIT BANK -- 3.36%
  500,000    6.320%, 09/09/02 ...........    AAA/Aaa               498,685
  220,000    6.040%, 01/19/06 ...........    AAA/Aaa               212,777
  500,000    6.430%, 07/23/07 ...........    AAA/Aaa               489,060
                                                                ----------
                                                                 1,200,522
                                                                ----------
             FEDERAL HOME LOAN BANK -- 2.15%
  435,000    6.750%, 04/05/04 ...........    AAA/Aaa               437,375
  350,000    6.040%, 02/04/08 ...........    AAA/Aaa               333,284
                                                                ----------
                                                                   770,659
                                                                ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.44%
$ 635,000    6.704%, 01/09/07 ...........    AAA/Aaa            $  632,257
  300,000    8.250%, 06/01/16 ...........    AAA/Aaa               335,715
    7,265    7.500%, 02/01/17 ...........    AAA/Aaa                 7,327
1,000,000    6.750%, 09/15/29 ...........    AAA/Aaa               969,950
                                                                ----------
                                                                 1,945,249
                                                                ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.71%
  150,000    6.720%, 07/14/04 ...........    AAA/Aaa               146,148
  700,000    6.540%, 10/03/05 ...........    AAA/Aaa               695,576
  850,000    6.700%, 06/19/07 ...........    AAA/Aaa               845,002
  575,000    6.210%, 11/01/07 ...........    AAA/Aaa               554,432
  156,502    8.000%, 11/01/26 ...........    AAA/Aaa               158,703
                                                                ----------
                                                                 2,399,861
                                                                ----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.45%
      599    11.500%, 04/15/10 ..........    AAA/Aaa                   670
   47,744    13.000%, 06/15/14 ..........    AAA/Aaa                55,144
   69,830    13.000%, 11/15/14 ..........    AAA/Aaa                80,654
   19,367    13.000%, 12/15/14 ..........    AAA/Aaa                22,368
  160,428    8.000%, 07/15/26 ...........    AAA/Aaa               163,285
  141,837    8.000%, 12/15/26 ...........    AAA/Aaa               144,363
   43,966    8.000%, 01/15/27 ...........    AAA/Aaa                44,750
  375,931    7.000%, 02/15/27 ...........    AAA/Aaa               367,353
                                                                ----------
                                                                   878,587
                                                                ----------
             TOTAL U.S. GOVERNMENT
             AND AGENCY OBLIGATIONS .....                       14,571,364
                                                                ----------
             (Cost   $15,220,052)

ASSET-BACKED SECURITIES -- 7.96%
  750,000    Chase Manhattan Auto Owner
             Trust, Series 1997-B, Class A4
             6.500%, 10/15/01 ...........    AAA/Aaa               745,898
  500,000    Chase Manhattan Credit Card
             Master Trust, Series 1999-3,
             Class A
             6.660%, 01/15/07 ...........    AAA/Aaa               500,723
  316,000    Discover Card Master Trust I,
             Series 1999-4, Class B
             5.850%, 11/15/04 ...........    A/A2                  305,190
  630,000    EQCC Home Equity Loan Trust,
             Series 1999-1,Class A4F
             6.134%, 07/20/28 ...........    AAA/Aaa               596,654
  500,000    Orix Credit  Alliance Owner Trust
             Series  1999-A,  Class A4
             6.870%, 10/15/04 ...........    AAA/Aaa               499,978

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)- NOVEMBER 30, 1999
--------------------------------------------------------------------------------
 PAR VALUE                                                        VALUE
 ---------                                                        -----
             ASSET-BACKED SECURITIES (CONTINUED)
  200,000    PP&L Transition Bond Co., LLC,
             Series 1999-1, Class A5
             6.830%, 03/25/07 ...........    AAA/Aaa             $ 198,616
                                                                 ---------
             TOTAL ASSET-BACKED SECURITIES                       2,847,059
                                                                 ---------
             (Cost $2,867,970)
  SHARES
  -------
INVESTMENT COMPANY -- 1.54%
  552,079    TempCash Provident Money Market
             Investment Fund .................................     552,079
                                                                 ---------
             TOTAL INVESTMENT COMPANY ........................     552,079
                                                                 ---------
             (Cost $552,079)

              TOTAL INVESTMENTS-- 100.28% ....................  35,875,328
                                                                ----------
             (Cost $37,000,805)

              OTHER ASSETS NET OF LIABILITIES -- (0.28)% .....    (101,135)
                                                               -----------
             NET ASSETS-- 100.00% ............................ $35,774,193
                                                               ===========
     ---------------------------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 1999, these securities amounted to $285,875 or 0.80% of net assets.
MTN Medium Term Note
+   See page 15 for Credit Ratings Summary (unaudited).

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1999
--------------------------------------------------------------------------------
   SHARES                                                  VALUE
   ------                                                  -----
COMMON STOCKS -- 97.69%
             BANKING -- 2.83%
   80,000    Wells Fargo & Co. ..............           $ 3,720,000
                                                        -----------
             BEVERAGES -- 0.79%
   30,000    PepsiCo, Inc. ..................             1,036,875
                                                        -----------
             COMPUTERS -- 10.56%
   66,000    EMC Corp./Mass.* ...............             5,515,125
   60,000    Gateway 2000* ..................             4,582,500
   40,000    Hewlett-Packard Co. ............             3,795,000
                                                       ------------
                                                         13,892,625
                                                       ------------
             DIVERSIFIED MANUFACTURING -- 6.19%
   60,000    AlliedSignal Corp. .............             3,588,750
   35,000    General Electric Co. ...........             4,550,000
                                                       ------------
                                                          8,138,750
                                                       ------------
             ENTERTAINMENT -- 4.10%
  180,000    Mirage Resorts, Inc.* ..........             2,306,250
   50,000    Time Warner, Inc. ..............             3,084,375
                                                       ------------
                                                          5,390,625
                                                       ------------
             FINANCIAL SERVICES -- 6.79%
   50,000    Fannie Mae .....................             3,331,250
   60,000    Household International, Inc. ..             2,373,750
   40,000    Merrill Lynch & Co. ............             3,225,000
                                                       ------------
                                                          8,930,000
                                                       ------------
             HEALTH CARE SERVICES -- 2.77%
   15,000    Baxter International, Inc. .. ...            1,013,438
   50,250    Cardinal Health, Inc. ........ ..            2,628,703
                                                       ------------
                                                          3,642,141
                                                       ------------
             HOUSEHOLD PRODUCTS -- 2.50%
   60,000    Colgate-Palmolive Co. ..........             3,292,500
                                                       ------------
             INSURANCE -- 3.34%
   42,500    American International Group, Inc.           4,388,125
                                                       ------------
             OIL AND GAS -- 4.11%
   15,000    Exxon Corp. ....................             1,189,688
   55,000    Halliburton Co. ................             2,127,812
   20,000    Mobil Corp. ....................             2,086,250
                                                       ------------
                                                          5,403,750
                                                       ------------
             PHARMACEUTICALS -- 8.82%
  106,000    Amgen, Inc.* ...................             4,829,625
   60,000    Bristol-Myers Squibb Co. .......             4,383,750
   66,000    Pfizer, Inc. ...................             2,388,375
                                                       ------------
                                                         11,601,750
                                                       ------------

   SHARES                                                  VALUE
   ------                                                  -----
             RESTAURANTS -- 3.08%
   90,000    McDonald's Corp. ...............          $  4,050,000
                                                       ------------
             RETAIL -- 5.20%
   44,000    Costco Cos., Inc.* .............             4,034,250
   90,000    Kroger Co.* ....................             1,918,125
   80,000    Office Depot, Inc.* ............               890,000
                                                       ------------
                                                          6,842,375
                                                       ------------
             SEMICONDUCTORS -- 20.72%
 120,000     Altera Corp.* ..................             6,465,000
  60,000     Intel Corp. ....................             4,601,250
  70,000     Maxim Integrated Products, Inc.*             5,621,875
  40,000     Texas Instruments, Inc. ........             3,842,500
  75,000     Xilinx, Inc.* ..................             6,712,500
                                                       ------------
                                                         27,243,125
                                                       ------------
             TECHNOLOGY -- 11.68%
  65,000     Applied Materials, Inc.* .......             6,333,437
  30,000     Micron Technology, Inc.* .......             2,013,750
  90,000     Molex, Inc. ....................             4,556,250
  30,000     Novellus Systems, Inc.* ........             2,463,750
                                                       ------------
                                                         15,367,187
                                                       ------------
             TELECOMMUNICATIONS -- 4.21%
  60,000     Sprint Corp. (FON Group) .......             4,162,500
  15,000     Sprint Corp. (PCS Group)* ......             1,376,250
                                                       ------------
                                                          5,538,750
                                                       ------------
             TOTAL COMMON STOCKS                        128,478,578
                                                       ------------
             (Cost $63,373,601)

INVESTMENT COMPANY -- 2.36%
3,104,453    TempCash Provident Money
             Market Investment Fund .........             3,104,453
                                                       ------------
             TOTAL INVESTMENT COMPANY                     3,104,453
                                                       ------------
             (Cost $3,104,453)

             TOTAL INVESTMENTS-- 100.05%                131,583,031
                                                       ------------
             (Cost $66,478,054)

             OTHER ASSETS NET OF LIABILITIES -- (0.05)%     (61,787)
                                                       ------------
             NET ASSETS-- 100.00%                      $131,521,244
                                                       ============
-----------------------------
* Non-income producing security.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 1999
--------------------------------------------------------------------------------
SHARES                                                     VALUE
------                                                     -----
COMMON STOCKS -- 63.60%
             AEROSPACE / DEFENSE -- 0.73%
   14,200    Raytheon Co., Class B ..........          $   435,762
                                                       -----------
             BANKING -- 1.80%
   23,000    Wells Fargo & Co. ..............            1,069,500
                                                       -----------
             BEVERAGES -- 1.57%
   27,000    PepsiCo, Inc. ..................              933,187
                                                       -----------
             COMPUTERS -- 2.16%
   13,600    Hewlett-Packard Co. ............            1,290,300
                                                       -----------
             CONSUMER GOODS -- 1.65%
   15,400    Kimberly-Clark Corp. ...........              983,675
                                                       -----------
             DIVERSIFIED MANUFACTURING -- 4.71%
   18,000    AlliedSignal Corp. .............            1,076,625
   13,300    General Electric Co. ...........            1,729,000
                                                       -----------
                                                         2,805,625
                                                       -----------
             ENTERTAINMENT -- 2.53%
   60,000    Mirage Resorts, Inc.* ..........              768,750
   12,000    Time Warner, Inc. ..............              740,250
                                                       -----------
                                                         1,509,000
                                                       -----------
             FINANCIAL SERVICES -- 1.33%
   20,000    Household International, Inc. ..              791,250
                                                       -----------
             FOOD SERVICE -- 1.28%
   20,000    Sysco Corp. ...............                   761,250
                                                       -----------
             HEALTH CARE SERVICES -- 1.87%
   12,000    Baxter International, Inc.                    810,750
    5,835    Cardinal Health, Inc. .....                   305,243
                                                       -----------
                                                         1,115,993
                                                       -----------
             HOUSEHOLD PRODUCTS -- 1.47%
   16,000    Colgate-Palmolive Co. .....                   878,000
                                                       -----------
             INSURANCE -- 2.71%
   12,500    American International Group, Inc.          1,290,625
    4,000    Progressive Corp. .........                   322,250
                                                       -----------
                                                         1,612,875
                                                       -----------
             OIL AND GAS -- 3.43%
   12,000    Exxon Corp.                                   951,750
   10,500    Mobil Corp.                                 1,095,281
                                                       -----------
                                                         2,047,031
                                                       -----------
             PHARMACEUTICALS -- 5.10%
   30,000    Amgen, Inc.*                                1,366,875
    8,000    Bristol-Myers Squibb Co.                      584,500
   30,000    Pfizer, Inc.                                1,085,625
                                                       -----------
                                                         3,037,000
                                                       -----------
             RESTAURANTS -- 1.96%
   26,000    McDonald's Corp.                            1,170,000
                                                       -----------
             RETAIL -- 4.39%
   10,000    Costco Cos., Inc.*                            916,875
   12,000    CVS Corp.                                     476,250
   41,600    Kroger Co.*                                   886,600
   30,000    Office Depot, Inc.*                           333,750
                                                       -----------
                                                         2,613,475
                                                       -----------
             SEMICONDUCTORS -- 13.39%
   40,000    Altera Corp.*                               2,155,000
   15,000    Intel Corp.                                 1,150,312
   27,000    Maxim Integrated Products, Inc.*            2,168,437
   28,000    Xilinx, Inc.*                               2,506,000
                                                       -----------
                                                         7,979,749
                                                       -----------
             TECHNOLOGY -- 10.65%
   22,000    Applied Materials, Inc.*                    2,143,625
   12,000    Micron Technology, Inc.*                      805,500
   25,000    Molex, Inc.                                 1,265,625
   14,000    Novellus Systems, Inc.*                     1,149,750
   14,500    SCI Systems, Inc.*                            984,187
                                                       -----------
                                                         6,348,687
                                                       -----------
             TELECOMMUNICATIONS -- 0.87%
   10,000    SBC Communications, Inc.                      519,375
                                                       -----------
             TOTAL COMMON STOCKS                        37,901,734
                                                       -----------
             (Cost   $22,116,120)

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - NOVEMBER 30, 1999
--------------------------------------------------------------------------------
                                             CREDIT
PAR VALUE                                    RATINGS+      VALUE
---------                                   ---------      -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 14.61%

             U.S. TREASURY BONDS -- 3.31%
$ 750,000    6.250%, 08/15/23                AAA/Aaa   $   725,160
1,000,000    6.500%, 11/15/26                AAA/Aaa       998,060
  250,000    6.375%, 08/15/27                AAA/Aaa       245,820
                                                       -----------
                                                         1,969,040
                                                       -----------
             U.S. TREASURY NOTES -- 4.07%
  100,000    6.000%, 07/31/02                AAA/Aaa        99,941
   50,000    6.500%, 05/15/05                AAA/Aaa        50,652
1,200,000    6.875%, 05/15/06                AAA/Aaa     1,238,532
1,000,000    7.000%, 07/15/06                AAA/Aaa     1,038,880
                                                       -----------
                                                         2,428,005
                                                       -----------
             FEDERAL FARM CREDIT BANK -- 1.24%
  750,000    6.010%, 07/09/02                AAA/Aaa       737,108
                                                       -----------
             FEDERAL HOME LOAN BANK -- 1.62%
  500,000    6.135%, 12/23/04                AAA/Aaa       489,905
  500,000    6.040%, 02/04/08                AAA/Aaa       476,120
                                                       -----------
                                                           966,025
                                                       -----------
             FEDERAL HOME LOAN
             MORTGAGE CORPORATION -- 3.61%
1,170,000    6.943%, 03/21/07, Debenture     AAA/Aaa     1,180,670
1,000,000    6.750%, 09/15/29                AAA/Aaa       969,950
                                                       -----------
                                                         2,150,620
                                                       -----------
             FEDERAL NATIONAL
             MORTGAGE ASSOCIATION -- 0.66%
      407    6.500%, 08/25/04                AAA/Aaa           402
  400,000    6.570%, 08/22/07, MTN           AAA/Aaa       394,488
                                                       -----------
                                                           394,890
                                                       -----------
             GOVERNMENT NATIONAL
             MORTGAGE ASSOCIATION -- 0.10%
   51,308    13.00%, 03/15/12                AAA/Aaa        59,261
                                                       -----------
             TOTAL U.S. GOVERNMENT
             AND AGENCY OBLIGATIONS                      8,704,949
                                                       -----------
             (Cost $9,033,088)

CORPORATE OBLIGATIONS -- 14.42%

             AEROSPACE -- 0.71%
  442,000    Lockheed Martin Corp.
             7.250%, 05/15/06                BBB-/Baa3     422,110
                                                       -----------
             AUTOMOBILES -- 0.81%
$ 300,000    DaimlerChrysler, N.A.
             Holding Corp., MTN
             6.630%, 09/21/01                A+/A1       $ 299,625
  200,000    Delphi Automotive
             Systems Corp.
             6.500%, 05/01/09                BBB/Baa2      183,750
                                                       -----------
                                                           483,375
                                                       -----------
             BANKING -- 3.31%
1,000,000    Deutsche Ausgleichsbank
             6.500%, 09/15/04                AAA/NA        982,500
  500,000    Keycorp, MTN
             6.300%, 04/20/00                BBB+/A2       499,375
  100,000    NBD Bancorp, Inc.
             7.125%, 05/15/07                A/A1           98,125
  400,000    Northern Trust Co.
             6.700%, 09/15/05                A+/A1         393,500
                                                       -----------
                                                         1,973,500
                                                       -----------
             COMPUTERS -- 0.50%
  300,000    Sun Microsystems, Inc.
             7.000%, 08/15/02                BBB+/Baa1     300,375
                                                       -----------
             ENTERTAINMENT -- 0.13%
   80,000    Time Warner, Inc.
             7.950%, 02/01/00                BBB-/Ba1       80,200
                                                       -----------
             FINANCIAL SERVICES -- 1.95%
  300,000    Associates Corp., N.A.,
             Senior Note
             6.500%, 08/15/02                AA-/Aa3       297,375
  360,000    BHP Finance USA, Yankee
             7.875%, 12/01/02                A/A3          369,000
  500,000    Ford Motor Credit Co.
             6.700%, 07/16/04                A/A1          494,375
                                                       -----------
                                                         1,160,750
                                                       -----------
             HEALTH CARE SERVICES -- 0.81%
   12,000    Columbia/HCA Healthcare Corp.
             7.250%, 05/20/08                BB+/Ba2        10,485
  500,000    Columbia/HCA
             Healthcare Corp., MTN
             9.000%, 12/15/14                BBB/Ba2       473,750
                                                       -----------
                                                           484,235
                                                       -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)- NOVEMBER 30, 1999
================================================================
                                             CREDIT
PAR VALUE                                    RATINGS+      VALUE
---------                                   ---------      -----
             INDUSTRIAL GOODS AND SERVICES -- 2.15%
$ 350,000    Crown Cork & Seal
             Financial Plc, Yankee
             6.750%, 12/15/03                BBB/Baa1  $   339,938
  150,000    du Pont (E.I.) de Nemours & Co.
             6.875%, 10/15/09                AA-/Aa3       147,563
  300,000    PPG Industries, Inc.
             6.750%, 08/15/04                A/A1          295,125
  250,000    Unisys Corp., Senior Notes
             12.000%, 04/15/03               BB+/Ba3       268,125
  250,000    WMX Technologies
             8.000%, 04/30/04                BBB/Ba1       231,563
                                                       -----------
                                                         1,282,314
                                                       -----------
             OIL AND GAS -- 2.80%
  350,000    Amoco Canada Petroleum Co.,
             Yankee
             7.950%, 10/01/22                AAA/Aa1       343,438
  500,000    Ferrellgas Partners, L.P.
             9.375%, 06/15/06                B+/B1         495,625
  456,000    Imperial Oil, Ltd., Yankee
             8.750%, 10/15/19                AA+/Aa2       473,670
  334,000    Occidental Petroleum Corp.,
             Debenture
             11.125%, 06/01/19               BBB/Baa2      353,205
                                                       -----------
                                                         1,665,938
                                                       -----------
             Regional Agencies -- 0.17%
  100,000    Province of Alberta, Yankee
             9.250%, 04/01/00                AA+/Aa2       100,875
                                                       -----------
             TRANSPORTATION -- 0.47%
  300,000    Norfolk Southern Railway
             5.950%, 04/01/07                A+/Aa3        277,500
                                                       -----------
             UTILITIES -- 0.61%
  225,000    Duquesne Light Co.
             8.375%, 05/15/24                BBB+/Baa1     221,625
  150,000    New England Telephone &
             Telegraph Co., Debenture
             6.375%, 09/01/08                AA/Aa2        140,625
                                                       -----------
                                                           362,250
                                                       -----------
             TOTAL CORPORATE OBLIGATIONS                 8,593,422
                                                       -----------
             (Cost $8,849,330)

                                             CREDIT
PAR VALUE                                    RATINGS+      VALUE
---------                                   ---------      -----
             ASSET-BACKED SECURITIES -- 4.07%
$ 300,000    Capital Auto Receivables Asset
             Trust, Series 1999-2, Class A4
             6.300%, 05/15/04                AAA/Aaa   $   297,621
  750,000    Chase  Manhattan  Auto Owner
             Trust, Series 1997-B, Class A4
             6.500%, 10/15/01                AAA/Aaa       745,898
  500,000    Chase Manhattan Credit Card
             Master Trust, Series 1999-3,
             Class A
             6.660%, 01/15/07                AAA/Aaa       500,723
  500,000    MBNA Master Credit Card Trust,
             Series 1999-G, Class A
             6.350%, 12/15/06                AAA/Aaa       485,130
  400,000    PP&L Transition Bond Co., LLC,
             Series 1999-1, Class A5
             6.830%, 08/25/04                AAA/Aaa       397,231
                                                       -----------
             TOTAL ASSET-BACKED SECURITIES               2,426,603
                                                       -----------
             (Cost $2,455,257)
SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 2.86%

1,702,467    TempCash Provident Money
             Market Investment Fund                       1,702,467
                                                          ---------
                  INVESTMENT COMPANY                      1,702,467
                                                          ---------
                  (Cost $1,702,467)

                  TOTAL INVESTMENTS -- 99.56%             59,329,175
                                                          ----------
                  (Cost $44,156,262)

                  OTHER ASSETS
                  NET OF LIABILITIES  -- 0.44%               261,735
                                                          ----------
                  NET ASSETS -- 100.00%                  $59,590,910
                                                         ===========
---------------------------
*     Non-income producing security.
MTN   Medium Term Note
+     See page 15 for Credit Rating Summary (unaudited)

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST

PORTFOLIO OF INVESTMENTS (CONTINUED)- NOVEMBER 30, 1999
-----------------------------------------------------------------------------

                      CREDIT RATING SUMMARY (UNAUDITED)

CREDIT  RATINGS  GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS

SERVICES INC.

STANDARD & POOR'S MOODY'S
------------------------------------------------------
         AAA      Aaa      Instrument judged to be of the highest quality and
                           carrying the smallest amount of investment risk.
         AA       Aa       Instrument judged to be of high quality by all
                           standards.
         A        A        Instrument judged to be adequate by all standards.
         BBB      Baa      Instrument judged to be of modest quality by all
                           standards.
         BB       Ba       Instrument judged to have speculative elements.
         B        B        Instrument judged to lack characteristics of the
                           desirable investment.
         NR       NR       Not Rated. In the opinion of the Investment  Advisor,
                           instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category,

Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of AAA/Aaa.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

IBJ FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999

                                           RESERVE MONEY      CORE FIXED      CORE EQUITY   BLENDED TOTAL
                                            MARKET FUND      INCOME FUND        FUND         RETURN FUND
                                          -------------      -----------     -----------    -------------
ASSETS:
Investments:
Investments at cost ......................   $ 20,603,704   $ 37,000,805    $ 66,478,054   $ 44,156,262
Net unrealized appreciation (depreciation)           --       (1,125,477)     65,104,977     15,172,913
                                             ------------   ------------    ------------   ------------
Total investments at value ...............     20,603,704     35,875,328     131,583,031     59,329,175
Cash .....................................           --             --                39           --
Receivables:
Fund shares sold .........................         17,769          5,912          23,153          9,486
Dividends and interest ...................          1,610        549,498          79,911        341,678
Deferred organization costs ..............            976            976             976            976
Other assets .............................          3,438          3,438           3,438          3,438
                                             ------------   ------------    ------------   ------------
Total Assets .............................     20,627,497     36,435,152     131,690,548     59,684,753
                                             ------------   ------------    ------------   ------------
LIABILITIES:
Payables:
To custodian .............................         78,982         15,079            --           11,566
Investments purchased ....................           --          596,869            --              --
Fund shares repurchased ..................          8,992            931          14,553            166
Advisory fees ............................           --           11,804          54,594         24,693
Administration fees ......................          2,532          4,426          16,378          7,408
Co-Administration fees ...................           --              885           3,276          1,482
Transfer agent fee .......................          5,911          8,136          11,849          8,826
Trustees fees ............................            922          1,914           6,713          3,279
Accrued expenses and other payables ......         15,688         20,915          61,941         36,423
                                             ------------   ------------    ------------   ------------
Total Liabilities                                 113,027        660,959         169,304         93,843
                                             ------------  -------------    ------------   ------------
NET ASSETS                                    $20,514,470    $35,774,193    $131,521,244    $59,590,910
                                             ============   ============   =============    ===========
NET ASSETS CONSIST OF:
Paid-in Capital ..........................   $ 20,523,830   $ 36,961,168    $ 52,187,275   $ 43,991,480
Accumulated undistributed
net investment income ....................           --             --              --          266,241
Accumulated net realized gain
on investments sold ......................        (9,360)        (61,498)     14,228,992        160,276
Net unrealized appreciation (depreciation)
on investments ...........................           --       (1,125,477)     65,104,977     15,172,913
                                             ------------   ------------    ------------   ------------
TOTAL NET ASSETS .........................   $ 20,514,470   $ 35,774,193    $131,521,244   $ 59,590,910
                                             ============   ============   =============    ===========
Premium Class:
Net Assets ..............................   $      14,290   $     14,314   $     25,121   $      18,616
                                             ============   ============   =============    ===========
Shares of beneficial interest outstanding          14,294          1,462          1,197           1,397
                                             ============   ============   =============    ===========
Net asset value, offering and
  redemption price per share
(Net Assets/Shares Outstanding) .........   $        1.00   $       9.79   $      20.98   $       13.33
                                             ============   ============   =============    ===========
Service Class:
Net Assets ..............................    $ 20,500,180   $ 35,759,879   $131,496,123   $  59,572,294
                                             ============   ============   =============    ===========
Shares of beneficial interest outstanding      20,509,648      3,651,043      6,270,769       4,467,920
                                             ============   ============   =============    ===========
Net asset value, offering and
         redemption price per share
(Net Assets/Shares Outstanding) .........   $        1.00   $       9.79  $      20.97     $      13.33
                                             ============   ============   =============    ===========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

IBJ FUNDS Trust
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1999                RESERVE MONEY   CORE FIXED    CORE EQUITY    BLENDED TOTAL
                                                     MARKET FUND    INCOME FUND      FUND         RETURN FUND
                                                    -------------   -----------   -----------    -------------
INVESTMENT INCOME:
Interest ......................................   $  1,013,727    $  2,337,892    $       --      $  1,477,355
Dividends .....................................         15,348          24,168         879,043         383,994
                                                  ------------    ------------    ------------    ------------
Total Income ..................................      1,029,075       2,362,060         879,043       1,861,349
                                                  ------------    ------------    ------------    ------------
EXPENSES:
Advisory ......................................         70,587         185,017         750,665         369,277
Co-Administration .............................          6,050          11,101          37,533          18,464
Administration ................................         30,251          55,505         187,666          92,319
Transfer Agent ................................         53,307          82,018          98,117          79,130
Custody .......................................          8,057          14,796          50,081          24,632
Professional Fees .............................         17,165          30,197         106,270          52,174
Trustees ......................................          3,416           6,268          21,192          10,425
Printing ......................................          2,043           3,078          10,798           5,107
Registration and filing fees ..................         17,546          16,571          17,818          16,836
Amortization of organization costs ............          5,749           5,749           5,749           5,749
Miscellaneous .................................          2,016           6,875          14,713          11,070
                                                  ------------    ------------    ------------    ------------
Total expenses before waivers .................        216,187         417,175       1,300,602         685,183
                                                  ------------    ------------    ------------    ------------
Less expenses waived ..........................        (87,094)        (40,906)       (138,669)       (68,286)
                                                  ------------    ------------    ------------    ------------
Net expenses ..................................        129,093         376,269       1,161,933         616,897
                                                  ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ..................        899,982       1,985,791        (282,890)      1,244,452
                                                  ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS:
Net realized gain (loss) on
investment transactions .......................           (559)        (41,725)     14,568,242         164,669
Net change in unrealized appreciation
(depreciation) on investments .................           --        (2,615,002)     32,359,170       7,272,465
                                                  -------------   ------------    ------------    ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS ....................           (559)     (2,656,727)     46,927,412       7,437,134
                                                  -------------   ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .....................   $    899,423    $   (670,936)   $ 46,644,522    $  8,681,586
                                                  ============    ============    ============    ============
                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                       17

IBJ FUNDS TRUST
Statements of Changes in Net Assets

                                                                                    RESERVE MONEY
                                                                                     MARKET FUND
                                                                           -------------------------------
                                                                             YEAR ENDED       YEAR ENDED
                                                                            NOVEMBER 30,     NOVEMBER 30,
                                                                                1999             1998
                                                                           --------------    -------------
INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss) ......................................         $     899,982    $   1,141,127
Net realized gain (loss) on investment transactions ...............                  (559)            (247)
Net change in unrealized appreciation (depreciation) on investments                    --               --
                                                                            -------------    -------------
Net increase (decrease) in
net assets resulting from operations ..............................               899,423        1,140,880
                                                                            -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Premium Class .....................................................                  (621)            (677)
Service Class .....................................................              (899,361)      (1,140,450)
                                                                             ------------    -------------
                                                                                 (899,982)      (1,141,127)
                                                                             ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
Premium Class .....................................................                    --               --
Service Class .....................................................                    --               --
                                                                             ------------    -------------
                                                                                       --               --
                                                                             ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Premium Class .....................................................                    --               --
Service Class .....................................................                    --               --
                                                                             ------------    -------------
                                                                                       --               --
                                                                             ------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued .......................................            41,324,463       36,424,340
Dividends reinvested ..............................................               900,063        1,245,201
Cost of shares redeemed ...........................................           (40,307,779)     (44,868,289)
                                                                             ------------    -------------
Change in net assets from capital share transactions ..............             1,916,747       (7,198,748)
                                                                             ------------    -------------
Net change in net assets ..........................................             1,916,188       (7,198,995)

NET ASSETS:
Beginning of year .................................................            18,598,282       25,797,277
                                                                             ------------     ------------
End of period (including line A) ..................................          $ 20,514,470     $ 18,598,282
                                                                             ============     ============
(A) Undistributed net investment income ...........................          $         --     $         --
                                                                             ============     ============




                                                                                          CORE FIXED
                                                                                          INCOME FUND
                                                                             -----------------------------------
                                                                              YEAR ENDED             YEAR ENDED
                                                                             NOVEMBER 30,           NOVEMBER 30,
                                                                                 1999                   1998
                                                                             -------------         -------------
INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss) ......................................          $   1,985,791         $   2,047,874
Net realized gain (loss) on investment transactions ...............                (41,725)              367,794
Net change in unrealized appreciation (depreciation) on investments             (2,615,002)              803,213
                                                                             -------------         -------------
Net increase (decrease) in
net assets resulting from operations ..............................               (670,936)            3,218,881
                                                                             -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Premium Class .....................................................                   (804)                 (614)
Service Class .....................................................             (2,076,255)           (2,053,647)
                                                                             -------------         -------------
                                                                                (2,077,059)           (2,054,261)
                                                                             -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
Premium Class .....................................................                    (10)                   --
Service Class .....................................................                (24,367)                   --
                                                                             -------------         -------------
                                                                                   (24,377)                   --
                                                                             -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Premium Class .....................................................                    (95)                 (102)
Service Class .....................................................               (253,847)             (243,081)
                                                                             -------------         -------------
                                                                                  (253,942)             (243,183)
                                                                             -------------         -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued .......................................              4,953,315             9,118,310
Dividends reinvested ..............................................              2,357,031             2,442,821
Cost of shares redeemed ...........................................             (7,327,447)           (5,306,620)
                                                                             -------------         -------------
Change in net assets from capital share transactions ..............                (17,101)            6,254,511
                                                                             -------------         -------------
Net change in net assets ..........................................             (3,043,415)            7,175,948

NET ASSETS:
Beginning of year .................................................             38,817,608            31,641,660
                                                                             -------------         -------------
End of period (including line A) ..................................          $  35,774,193         $  38,817,608
                                                                             =============         =============
(A) Undistributed net investment income ...........................                     --         $     100,752
                                                                             =============         =============



                                                                                   CORE EQUITY
                                                                                       FUND
                                                                          ------------------------------
                                                                            YEAR ENDED       YEAR ENDED
                                                                           NOVEMBER 30,     NOVEMBER 30,
                                                                               1999             1998
                                                                          -------------    -------------
INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss) ......................................       $    (282,890)   $     356,318
Net realized gain (loss) on investment transactions ...............          14,568,242       15,507,187
Net change in unrealized appreciation (depreciation) on investments          32,359,170        3,511,547
                                                                          -------------    -------------
Net increase (decrease) in
net assets resulting from operations ..............................          46,644,522       19,375,052
                                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Premium Class .....................................................                  --              (50)
Service Class .....................................................                  --         (355,900)
                                                                          -------------    -------------
                                                                                     --         (355,950)
                                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
Premium Class .....................................................                  --               --
Service Class .....................................................                  --               --
                                                                          -------------    -------------
                                                                                     --               --
                                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Premium Class .....................................................              (2,055)          (2,343)
Service Class .....................................................         (14,694,987)     (16,713,117)
                                                                          -------------    -------------
                                                                            (14,697,042)     (16,715,460)
                                                                          -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued .......................................          16,667,882       22,769,953
Dividends reinvested ..............................................          14,696,927       18,600,734
Cost of shares redeemed ...........................................         (56,293,818)     (24,571,996)
                                                                          -------------    -------------
Change in net assets from capital share transactions ..............         (24,929,009)      16,798,691
                                                                          -------------    -------------
Net change in net assets ..........................................           7,018,471       19,102,333

NET ASSETS:
Beginning of year .................................................         124,502,773      105,400,440
                                                                          -------------    -------------
End of period (including line A) ..................................       $ 131,521,244    $ 124,502,773
                                                                          =============    =============
(A) Undistributed net investment income ...........................                  --               --
                                                                          =============    =============




                                                                                    BLENDED TOTAL
                                                                                     RETURN FUND
                                                                            ------------------------------
                                                                             YEAR ENDED         YEAR ENDED
                                                                            NOVEMBER 30,       NOVEMBER 30,
                                                                                1999             1998
                                                                            -------------     ------------
INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss) ......................................         $   1,244,452     $  1,851,807
Net realized gain (loss) on investment transactions ...............               164,669        5,722,500
Net change in unrealized appreciation (depreciation) on investments             7,272,465        1,801,885
                                                                            -------------     ------------
Net increase (decrease) in
net assets resulting from operations ..............................             8,681,586        9,376,192
                                                                            -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Premium Class .....................................................                  (273)            (418)
Service Class .....................................................              (981,730)      (1,899,280)
                                                                            -------------     ------------
                                                                                 (982,003)      (1,899,698)
                                                                            -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS IN EXCESS OF NET INVESTMENT INCOME:
Premium Class .....................................................                    --               --
Service Class .....................................................                    --               --
                                                                            -------------     ------------
                                                                                       --               --
                                                                            -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Premium Class .....................................................                (1,434)          (2,110)
Service Class .....................................................            (5,724,142)      (9,347,592)
                                                                            -------------     ------------
                                                                               (5,725,576)      (9,349,702)
                                                                            -------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued .......................................             4,923,466        6,727,596
Dividends reinvested ..............................................             6,707,555       11,665,161
Cost of shares redeemed ...........................................           (20,291,830)     (12,122,879)
                                                                            --------------    ------------
Change in net assets from capital share transactions ..............            (8,660,809)       6,269,878
                                                                            --------------    ------------
Net change in net assets ..........................................            (6,686,802)       4,396,670

NET ASSETS:
Beginning of year .................................................            66,277,712       61,881,042
                                                                            -------------     ------------
End of period (including line A) ..................................         $  59,590,910     $ 66,277,712
                                                                            =============     ============
(A) Undistributed net investment income ...........................         $     266,241     $      6,018
                                                                            =============     ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                                    18 & 19

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS


                                                                 RESERVE MONEY MARKET FUND
                                                                       PREMIUM CLASS
                                    ---------------------------------------------------------------------------------
                                                         YEAR ENDED NOVEMBER 30,                         PERIOD ENDED
                                    ---------------------------------------------------------------       NOVEMBER 30,
                                        1999             1998              1997             1996             1995*
                                    -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE,
Beginning of Period ..............  $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                    -----------      -----------       -----------      -----------       -----------
Income from Investment
Operations:
Net investment income ............         0.04             0.05              0.05             0.05              0.04
                                    -----------      -----------       -----------      -----------       -----------
Less Dividends from:
Net investment income ............        (0.04)           (0.05)            (0.05)           (0.05)            (0.04)
                                    -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE, End of Period ...  $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                    ===========      ===========       ===========      ===========       ===========
Total Return (a) .................         4.54%            5.27%             4.96%            4.88%             4.55%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) ............  $        14      $        14       $        13      $        14       $        13
Ratios to average net assets:
Expenses before waivers+ .........         1.07%            0.76%             0.99%            0.95%             0.92%**
Expenses net of waivers ..........         0.64%            0.41%             0.64%            0.65%             0.64%**
Net investment income
(net of waivers) .................         4.46%            5.16%             4.84%            4.82%             5.40%**
-------------------------------------------------------------

*    Commencement of operations, February 1, 1995.
**   Annualized.
+    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       20


                                                                RESERVE MONEY MARKET FUND
                                                                      SERVICE CLASS
                                    ---------------------------------------------------------------------------------
                                                         YEAR ENDED NOVEMBER 30,                         PERIOD ENDED
                                    ---------------------------------------------------------------       NOVEMBER 30,
                                        1999             1998              1997             1996             1995*
                                    -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE,
Beginning of Period ..............  $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                    -----------      -----------       -----------      -----------       -----------
Income from Investment
Operations:
Net investment income ............         0.04             0.05              0.05             0.05              0.04
                                    -----------      -----------       -----------      -----------       -----------
Less Dividends from:
Net investment income ............        (0.04)           (0.05)            (0.05)           (0.05)            (0.04)
                                    -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE, End of Period ...  $      1.00      $      1.00       $      1.00      $      1.00       $      1.00
                                    ===========      ===========       ===========      ===========       ===========
Total Return (a)                           4.54%            5.27%             4.96%            4.88%             4.55%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) ............  $    20,500      $    18,585       $    25,784        $  34,269       $    28,943
Ratios to average net assets:
Expenses before waivers+ .........         1.07%            0.76%             0.99%            0.95%             0.92%**
Expenses net of waivers ..........         0.64%            0.41%             0.64%            0.65%             0.64%**
Net investment income
(net of waivers) .................         4.46%            5.16%             4.84%            4.82%             5.40%**
-----------------------------------------------------

*    Commencement of operations, February 1, 1995.
**   Annualized.
+    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                       21

IBJ FUNDS Trust
Financial Highlights
                                                                CORE FIXED INCOME FUND
                                                                  PREMIUM CLASS
                                                --------------------------------------------------------------
                                                                YEAR ENDED NOVEMBER 30,           PERIOD ENDED
                                                                                                  NOVEMBER 30,
                                                -------------------------------------------------
                                                     1999         1998         1997         1996         1995*
                                                 --------     --------     --------     --------     --------
Net Asset Value,
Beginning of the Period ......................   $  10.61     $  10.35     $  10.22     $  10.72     $  10.00
                                                 --------     --------     --------     --------     --------
Income from Investment
Operations:
Net investment income ........................       0.53         0.59         0.57         0.54         0.48
Net realized and unrealized
gain (loss) on investment
transactions .................................      (0.71)        0.34         0.13        (0.12)        0.72
                                                 --------     --------     --------     --------     --------
Total income (loss) from
investment operations ........................      (0.18)        0.93         0.70         0.42         1.20
                                                 --------     --------     --------     --------     --------
Less Dividends from:
Net investment income ........................      (0.56)       (0.59)       (0.57)       (0.54)       (0.48)
In excess of net
investment income ............................      (0.01)        --           --           --           --
Realized gains ...............................      (0.07)       (0.08)         --         (0.38)        --
                                                 --------     --------     --------     --------     --------
Total distributions ..........................      (0.64)       (0.67)       (0.57)       (0.92)       (0.48)
                                                 --------     --------     --------     --------     --------
Net change in net asset
value per share ..............................      (0.82)        0.26         0.13        (0.50)        0.72
                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period ...............   $   9.79     $  10.61     $  10.35     $  10.22     $  10.72
                                                 ========     ========     ========     ========     ========
Total Return (a) .............................      (1.79)%       9.27%        7.20%        4.25%       12.28%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) .......................    $     14     $     15     $     13     $     15     $     14
Ratios to average net assets:
Expenses before waivers+ .....................       1.13%        0.90%        1.17%        1.22%        1.22%**
Expenses net of waivers ......................       1.02%        0.80%        1.07%        1.12%        1.12%**
Net investment income ........................       5.37%        5.63%        5.61%        5.07%        5.59%**
Portfolio Turnover Rate (b) ..................         70%          93%         210%         160%         297%
--------------------------------------------------------------------------

*   Commencement of operations, February 1, 1995.
**  Annualized.
+   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                See accompanying notes to financial statements.
                                       22


                                                                      CORE FIXED INCOME FUND
                                                                           SERVICE CLASS
                                                 ------------------------------------------------------------------------
                                                                        YEAR ENDED NOVEMBER 30,              PERIOD ENDED
                                                                                                             NOVEMBER 30,
                                                 ------------------------------------------------------------------------
                                                       1999           1998           1997           1996           1995*
                                                 ----------     ----------     ----------     ----------     ----------
Net Asset Value,
Beginning of the Period ......................   $    10.61     $    10.36     $    10.22     $    10.72     $    10.00
                                                 ----------     ----------     ----------     ----------     ----------
Income from Investment
Operations:
Net investment income ........................         0.55           0.59           0.57           0.54           0.48
Net realized and unrealized
gain (loss) on investment
transactions .................................        (0.72)          0.33           0.14          (0.12)          0.72
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from
investment operations ........................        (0.17)          0.92           0.71           0.42           1.20
                                                 ----------     ----------     ----------     ----------     ----------
Less Dividends from:
Net investment income ........................        (0.57)         (0.59)         (0.57)         (0.54)         (0.48)
In excess of net
investment income ............................        (0.01)         --             --               --             --
Realized gains ...............................        (0.07)         (0.08)         --             (0.38)           --
                                                 ----------     ----------     ----------     ----------     ----------
Total distributions ..........................        (0.65)         (0.67)         (0.57)         (0.92)         (0.48)
                                                 ----------     ----------     ----------     ----------     ----------
Net change in net asset
value per share ..............................        (0.82)          0.25           0.14          (0.50)          0.72
                                                 ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period ...............   $     9.79    $     10.61    $     10.36    $     10.22     $    10.72
                                                 ==========    ===========    ===========    ===========     ==========
Total Return (a) .............................        (1.79)%         9.27%          7.20%          4.25%        12.28%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) ........................   $   35,760     $   38,803     $   31,628     $   27,768     $   26,849
Ratios to average net assets:
Expenses before waivers+ .....................         1.13%          0.90%          1.17%          1.22%          1.22%**
Expenses net of waivers ......................         1.02%          0.80%          1.07%          1.12%          1.12%**
Net investment income ........................         5.37%          5.63%          5.61%          5.07%          5.59%**
Portfolio Turnover Rate (b) ..................           70%            93%           210%           160%           297%
--------------------------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
+        During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would  have been as  indicated.
(a)      Total return is based on the change in net asset value  during the period and assumes reinvestment of all dividends and distributions.
(b)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                 See accompanying notes to financial statements.

IBJ FUNDS Trust
Financial Highlights
                                                                           CORE EQUITY FUND
                                                                             PREMIUM CLASS
                                                 ---------------------------------------------------------------
                                                                      YEARS ENDED NOVEMBER 30,    PERIOD ENDED
                                                 -------------------------------------------------NOVEMBER 30,
                                                     1999         1998         1997         1996         1995*
                                                 --------     --------     --------     --------     --------
Net Asset Value,
Beginning of the Period ......................   $  16.52     $  16.68     $  15.37     $  12.97     $  10.00
                                                 --------     --------     --------     --------     --------
Income from Investment
Operations:
Net investment income (loss) .................      (0.04)        0.07         0.35         0.14         0.13
Net realized and unrealized gain
on investment transactions ...................       6.45         2.37         3.04         2.90         2.84
                                                 --------     --------     --------     --------     --------
Total income from
investment operations ........................       6.41         2.44         3.39         3.04         2.97
                                                 --------     --------     --------     --------     --------
Less Dividends from:
Net investment income ........................       --          (0.05)       (0.31)       (0.19)         --
In excess of net
investment income ............................       --           --          (0.24)          --          --
Realized gains ...............................      (1.95)       (2.55)       (1.53)       (0.45)         --
                                                 --------     --------     --------     --------     --------
Total Distributions ..........................      (1.95)       (2.60)       (2.08)       (0.64)         --
                                                 --------     --------     --------     --------     --------
Net change in net asset
value per share ..............................       4.46        (0.16)        1.31         2.40         2.97
                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period ...............   $  20.98     $  16.52     $  16.68     $  15.37     $  12.97
                                                 ========     ========     ========     ========     ========
Total Return (a) .............................      44.49%       17.87%       24.68%       24.61%       29.70%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) .......................    $    25      $     17     $     15     $     20     $     16
Ratios to average net assets:
Expenses before waivers+ .....................      1.04%        1.04%        0.99%        0.99%        1.09%**
Expenses net of waivers ......................      0.93%        0.94%        0.89%        0.89%        0.89%**
Net investment income (loss) .................     (0.23)%       0.32%        0.74%        0.93%        1.30%**
Portfolio Turnover Rate (b) ..................         6%          92%          44%          27%          37%
--------------------------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
+        During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)      Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                See accompanying notes to financial statements.

                                                                         CORE EQUITY FUND
                                                                           SERVICE CLASS
                                                 ----------------------------------------------------------------------
                                                                         YEARS ENDED NOVEMBER 30,            PERIOD ENDED
                                                 ------------------------------------------------------------NOVEMBER 30,
                                                       1999            1998         1997           1996            1995*
                                                 -----------     -----------     --------     ----------     ----------
Net Asset Value,
Beginning of the Period ......................   $     16.51     $     16.67     $  15.37     $    12.97     $    10.00
                                                 -----------     -----------     --------     ----------     ----------
Income from Investment
Operations:
Net investment income (loss) .................         (0.05)           0.07         0.35           0.14           0.13
Net realized and unrealized gain
on investment transactions ...................          6.46            2.37         3.03           2.90           2.84
                                                 -----------     -----------     --------     ----------     ----------
Total income from
investment operations ........................          6.41            2.44         3.38           3.04           2.97
                                                 -----------     -----------     --------     ----------     ----------
Less Dividends from:
Net investment income ........................          --             (0.05)       (0.31)         (0.19)          --
In excess of net
investment income ............................          --              --          (0.24)          --             --
Realized gains ...............................         (1.95)          (2.55)       (1.53)         (0.45)          --
                                                 -----------     -----------     --------     ----------     ----------
Total Distributions ..........................         (1.95)          (2.60)       (2.08)         (0.64)          --
                                                 -----------     -----------     --------     ----------     ----------
Net change in net asset
value per share ..............................          4.46           (0.16)        1.30           2.40           2.97
                                                 -----------     -----------    ---------     ----------     ----------
Net Asset Value, End of Period ...............   $     20.97     $     16.51    $   16.67     $    15.37     $    12.97
                                                 ===========     ===========    =========     ==========     ==========
Total Return (a) .............................         44.49%          17.87%       24.68%         24.61%         29.70%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) ........................   $   131,496     $   124,485     $105,386     $    93,640    $   86,596
Ratios to average net assets:
Expenses before waivers+ .....................          1.04%           1.04%        0.99%          0.99%          1.09%**
Expenses net of waivers ......................          0.93%           0.94%        0.89%          0.89%          0.89%**
Net investment income (loss) .................         (0.23)%          0.32%        0.74%          0.93%          1.29%**
Portfolio Turnover Rate (b) ..................             6%             92%          44%            27%            37%
--------------------------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
+        During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)      Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
Financial Highlights
                                                                 BLENDED TOTAL RETURN FUND
                                                                      SERVICE CLASS
                                                 ------------------------------------------------------------
                                                                     YEAR ENDED NOVEMBER 30,      PERIOD ENDED
                                                 -------------------------------------------------NOVEMBER 30,
                                                    1999         1998         1997         1996          1995*
                                                 --------     --------     --------     --------     --------
Net Asset Value,
Beginning of the Period ......................   $  12.90     $  13.51     $  12.76     $  11.78     $  10.00
                                                 --------     --------     --------     --------     --------
Income from Investment
Operations:
Net investment income ........................       0.25         0.38         0.50         0.34         0.27
Net realized and unrealized
gain on investment
transactions .................................       1.51         1.41         1.27         1.26         1.79
                                                 --------     --------     --------     --------     --------
Total income from
investment operations ........................       1.76         1.79         1.77         1.60         2.06
                                                 --------     --------     --------     --------     --------
Less Dividends from:
Net investment income ........................      (0.20)       (0.38)       (0.50)       (0.35)       (0.28)
Realized gains ...............................      (1.13)       (2.02)       (0.52)       (0.27)         --
                                                 --------     --------     --------     --------     --------
Total Distributions ..........................      (1.33)       (2.40)       (1.02)       (0.62)       (0.28)
                                                 --------     --------     --------     --------     --------
Net change in net asset
value per share ..............................       0.43        (0.61)        0.75         0.98         1.78
                                                 --------     --------     --------     --------     --------
Net Asset Value, End of Period ...............   $  13.33     $  12.90     $  13.51     $  12.76     $  11.78
                                                 ========     ========     ========     =========    ========
Total Return (a) .............................      15.23%       15.98%       14.69%       14.08%       20.72%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) .......................    $     19     $     16     $     14     $     17     $     15
Ratios to average net assets:
Expenses before waiver+ ......................       1.11%        1.01%        1.07%        1.09%        1.14%**
Expenses net of waiver .......................       1.00%        0.91%        0.97%        0.99%        1.04%**
Net investment income ........................       2.02%        2.95%        2.91%        2.98%        3.04%**
Portfolio Turnover Rate (b) ..................         42%          76%         138%          77%          78%
--------------------------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
+        During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)      Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                See accompanying notes to financial statements.

                                                            BLENDED TOTAL RETURN FUND
                                                                 SERVICE CLASS
                                 ----------------------------------------------------------------------
                                                             YEARS ENDED NOVEMBER 30,       PERIOD ENDED
                                 -----------------------------------------------------------NOVEMBER 30,
                                       1999           1998           1997           1996           1995*
                                 ----------     ----------     ----------     ----------     ----------
Net Asset Value,
Beginning of the Period ......   $    12.90     $    13.51     $    12.76     $    11.79     $    10.00
                                 ----------     ----------     ----------     ----------     ----------
Income from Investment
Operations:
Net investment income ........         0.26           0.38           0.50           0.34           0.31
Net realized and unrealized
gain on investment
transactions .................         1.50           1.41           1.27           1.26           1.79
                                 ----------     ----------     ----------     ----------     ----------
Total income from
investment operations ........         1.76           1.79           1.77           1.60           2.10
                                 ----------     ----------     ----------     ----------     ----------
Less Dividends from:
Net investment income ........        (0.20)         (0.38)         (0.50)         (0.36)         (0.31)
Realized gains ...............        (1.13)         (2.02)         (0.52)         (0.27)           --
                                 ----------     ----------     ----------     ----------     ----------
Total Distributions ..........        (1.33)         (2.40)         (1.02)         (0.63)         (0.31)
                                 ----------     ----------     ----------     ----------     ----------
Net change in net asset
value per share ..............         0.43          (0.61)          0.75           0.97           1.79
                                 ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period   $    13.33     $    12.90     $    13.51     $    12.76     $    11.79
                                 ----------     ----------     ----------     ----------     ----------
                                 ----------     ----------     ----------     ----------     ----------
Total Return (a) .............        15.23%         15.98%         14.69%         14.08%         20.82%
Ratios/Supplemental Data:
Net Assets at the end of
period (in thousands) ........   $   59,572     $   66,262     $   61,867     $   64,232     $   50,583
Ratios to average net assets:
Expenses before waivers+ .....         1.11%          1.01%          1.07%          1.09%          1.15%**
Expenses net of waivers ......         1.00%          0.91%          0.97%          0.99%          1.05%**
Net investment income ........         2.02%          2.95%          2.91%          2.98%          3.04%**
Portfolio Turnover Rate (b) ..           42%            76%           138%            77%            78%
-------------------------------------------------------------

*        Commencement of operations, February 1, 1995.
**       Annualized.
+        During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)      Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)      Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                See accompanying notes to financial statements.

IBJ FUNDS Trust
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR NOVEMBER 30, 1999

NOTE 1 -- ORANIZATION. IBJ Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company and currently consists of four separate investment portfolios: Reserve Money Market Fund, Core Fixed Income Fund, Core Equity Fund and Blended Total Return Fund (individually, a "Fund", and collectively, the "Funds"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. For the year ended November 30, 1999, no 12b-1 and shareholder servicing fees were paid. The Premium Class was never offered to the public and the Board of Trustees approved the termination of such class on October 28, 1999.

The investment objectives of the Reserve Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment advisor to present minimal credit risks.

The investment objective of the Core Fixed Income Fund ("Core Fixed Income") is to provide a high total return(appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backedsecurities(including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

The investment objective of the Core Equity Fund ("Core Equity") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded U.S. companies. However, if in the investment advisor's judgment, market conditions change, Core Equity may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. companies, the equity securities of foreign companies (if traded "over-the-counter") and American Depositary Receipts.

The investment objective of the Blended Total Return Fund ("Blended Total Return") is to provide investors with long-term capital appreciation and current income for high total return by investing in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (a)PORTFOLIO VALUATIONS: The net asset value per share of the Funds is calculated as of 12:00 noon(Eastern time)for Money Market and as of 4:00 p.m (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the 1940 Act, as amended, and seeks to maintain a constant net asset value of $1.00 per share. The amortized cost

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 1999 (CONTINUED)

method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

(b) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

(c) EXPENSE: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. The investment income and expense of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(d) DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS: Money Market and Core Fixed Income's net investment income is declared daily and paid monthly. Core Equity's net investment income is declared and paid annually. Blended Total Return's net investment income is declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryover, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividend and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. Permanent book/tax differences are primarily attributable to redesignation of distributions and paydowns.

(e)FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders.Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES. The Trust,on behalf of each Fund, has entered into investment advisory agreements (the "Advisory Agreements") with IBJ Whitehall Bank & Trust Company (the "Advisor" or "IBJW"). Pursuant to the terms of the Advisory Agreements, the Advisor is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.35% for Money Market; 0.50% for Core Fixed Income; 0.60% for Core Equity; and 0.60% for Blended Total Return. Through November 30, 1999, the Advisor has

IBJ FUNDS TRUST
NOTES TO FINANCIALS STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 1999 (CONTINUED)
--------------------------------------------------------------------------------
contractually agreed to waive a portion of its management fee equal to 0.10% of average daily net assets with respect to Core Fixed Income, Core Equity and Blended Total Return. This resulted in fee waivers of $37,003, $125,111 and $61,546 for Core Fixed Income, Core Equity and Blended Total Return, respectively, for the year ended November 30, 1999. Through November 30, 1999, the Advisor has contractually agreed to waive its management fee and to reimburse Money Market up to $35,000 for its other expenses. This resulted in the Advisor waiving $70,587 in management fees and reimbursing expenses of $10,457 for the year ended November 30, 1999. Under the terms of its contractual waiver, the Advisor may charge Money Market up to its full management fee and may reimburse Money Market less than $35,000 if, in doing so, Money Market's net expenses would not exceed 0.64% of average daily net assets. IBJW also serves as custodian for all the Funds.

In September 1998, IBJW entered into a Co-Administration Services Contract with the Trust. Under this contract, IBJW performs supplemental administrative services, including (i) supervising the activities of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, and the Funds' other service providers, (ii) serving as liaison with the Trustees and (iii) providing general product management and oversight to the extent not provided by Investor Services Group. In consideration of IBJW's services under this contract, the Trust pays IBJW a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily net assets of the Fund during the preceding month. For the year ended November 30, 1999, IBJW received co-administration fees of $6,050, $11,101, $37,533 and $18,464 and has waived fees of $6,050, $3,903, $13,558 and $6,740 for Money Market, Core Fixed Income, Core Equity and Blended Total Return, respectively.

The Trust and Investor Services Group have entered into an administration agreement under which Investor Services Group (Administrator) provides services for a fee, computed daily and paid monthly, at the annual rate of 0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; and 0.075% of average daily net assets of each Fund in excess of $1 billion. The services are subject to the supervision of the Trust's Board of Trustees and officers and include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws.

In addition, Investor Services Group also provides certain fund accounting and related services. The Investor Services Group also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Premium Class of Shares of each Fund of the Trust. The Distributor may be paid a fee of up to 0.35% of the average daily net assets of the Premium Class of Shares of each Fund. There were no fees or expenses charged to the Trust under the Plan. The Distributor serves as the exclusive distributor of the shares of each Fund pursuant to the Plan. In addition, a shareholder servicing fee of up to 0.50% of the average daily net assets of the Premium Class of Shares of each Fund may be paid to various financial institutions for providing services, such as maintaining shareholder accounts and records.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 1999 (CONTINUED)

NOTE 4 -- TRUSTEE COMPENSATION. The Trust pays each unaffiliated Trustee an annual fee of $5,000 ($7,000 for the Chairman of the Board), plus a fee of $500 for each Board of Trustees meeting and $500 for each Board committee meeting of the Trust. The Trust also reimburses expenses incurred by each unaffiliated
Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 5 -- SECURITIES TRANSACTIONS. For the year ended November 30, 1999, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments), amounted to the following:

                                   PURCHASES                       SALES
                           ---------------------------  ------------------------
                           U.S. GOVERNMENT OTHER        U.S. GOVERNMENT  OTHER
                           --------------  -----------  ---------------  -----------
Core Fixed Income ......   $ 8,981,399    $16,225,587   $11,536,971       $13,502,207
Core Equity ............            --      7,200,554            --        46,709,905
Blended Total Return ...    19,487,185      4,637,266    24,370,058        10,907,433

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at November 30, 1999 for each Fund is as follows:


                                                                Net
                               Gross          Gross    Appreciation
                        Appreciation  (Depreciation)  (Depreciation)           Cost
                        ------------   ------------    ------------    ------------
Money Market ........   $         --   $         --    $         --    $ 20,603,704
Core Fixed Income ...         66,669     (1,192,146)     (1,125,477)     37,000,805
Core Equity .........     66,907,151     (1,802,174)     65,104,977      66,478,054
Blended Total Return      16,743,027     (1,576,824)     15,166,203      44,162,972

NOTE 6 -- CAPITIAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each.  Transactions in shares of the Funds are as follows:

                                                                           Money Market
                                               ------------------------------------------------------------
                                                       Year Ended                       Year Ended
                                                    November 30, 1999               November 30, 1998
                                                    -----------------               -----------------
                                                  Shares          Amount          Shares          Amount
                                               ------------    ------------    ------------    ------------
PREMIUM CLASS
Issued .....................................             --    $         --              --    $         --
Reinvested .................................            621             621             737             737
Redeemed ...................................             --              --              --              --
                                               ------------    ------------    ------------    ------------
Net increase ...............................            621    $        621             737    $        737
                                               ============    ============    ============    ============
SERVICE CLASS
Issued .....................................     41,324,463    $ 41,324,463      36,424,340    $ 36,424,340
Reinvested .................................        899,474         899,442       1,244,464       1,244,464
Redeemed ...................................    (40,307,779)    (40,307,779)    (44,868,289)    (44,868,289)
                                               ------------    ------------    ------------    ------------
Net increase (decrease) ....................      1,916,158    $  1,916,126      (7,199,485)   $ (7,199,485)
                                               ============    ============    ============    ============

IBJ FUNDS Trust
Notes to Financial Statements
For the Year Ended November 30, 1999 (continued)
                                                                         Core Fixed Income
                                                         ---------------------------------------------
                                                            Year Ended                  Year Ended
                                                         November 30, 1999           November 30, 1998
                                                         -----------------           -----------------
                                                      Shares         Amount         Shares         Amount
                                                   -----------    -----------    -----------    -----------
PREMIUM CLASS
Issued .........................................            --    $        --             --      $      --
Reinvested .....................................            90            910             91            984
Redeemed .......................................            --             --             --             --
                                                   -----------    -----------    -----------    -----------
Net increase ...................................            90    $       910             91    $       984
                                                   ===========    ===========    ===========    ===========
SERVICE CLASS
Issued .........................................       488,803    $ 4,953,315        865,700    $ 9,118,310
Reinvested .....................................       231,913      2,356,121        234,260      2,441,837
Redeemed .......................................      (725,186)    (7,327,447)      (498,022)    (5,306,620)
                                                   -----------    -----------    -----------    -----------
Net increase (decrease) ........................        (4,470)   $   (18,011)       601,938    $ 6,253,527
                                                   ===========    ===========    ===========    ===========

                                                                           Core Equity
                                                    --------------------------------------------------
                                                       Year Ended                       Year Ended
                                                    November 30, 1999                November 30, 1998
                                                    -----------------                -----------------
                                                   Shares         Amount          Shares          Amount
                                              ------------    ------------    ------------    ------------
PREMIUM CLASS
Issued .....................................             --     $        --              --    $         --
Reinvested .................................            144           2,055             182           2,884
Redeemed ...................................             --              --              --              --

                                               ------------    ------------    ------------    ------------
Net increase ...............................            144    $      2,055             182    $      2,884
                                               ============    ============    ============    ============
SERVICE CLASS
Issued .....................................        951,004    $ 16,667,882       1,473,105    $ 22,769,953
Reinvested .................................      1,035,579      14,694,872       1,293,470      18,597,850
Redeemed ...................................     (3,254,310)    (56,293,818)     (1,548,197)    (24,571,996)
                                               ------------    ------------    ------------    ------------
Net increase (decrease) ....................     (1,267,727)   $(24,931,064)      1,218,378    $ 16,795,807
                                               ============    ============    ============    ============


IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED NOVEMBER 30, 1999 (continued)
                                                                      Blended Total Return
                                                   ------------------------------------------------------------
                                                            Year Ended                        Year Ended
                                                          November 30, 1999               November 30, 1998
                                                          -----------------               -----------------
                                                       Shares         Amount          Shares          Amount
                                                   ------------    ------------    ------------    ------------
PREMIUM CLASS
Issued .........................................             --    $         --              --    $         --
Reinvested .....................................            145           1,706             228           2,656
Redeemed .......................................             --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase ...................................            145    $      1,706             228    $      2,656
                                                   ============    ============    ============    ============
SERVICE CLASS
Issued .........................................        395,393    $  4,923,466         539,674    $  6,727,596
Reinvested .....................................        567,864       6,705,849       1,001,007      11,662,505
Redeemed .......................................     (1,632,376)    (20,291,830)       (982,001)    (12,122,879)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........................       (669,119)   $ (8,662,515)        558,680    $  6,267,222
                                                   ============    ============    ============    ============

NOTE 7 -- CAPITIAL LOSS AND CARRYOVER.  At November 30, 1999, Money Market and Core
Fixed Income had the following capital loss carryovers:

                        Capital Loss Carryover     Expiration Date
                        ----------------------     ---------------
Money Market                    $ 2,781                  2003
                                  4,513                  2004
                                  1,260                  2005
                                    247                  2006
                                    532                  2007
                                --------
                                $  9,333
                                ========
Core Fixed Income               $ 61,083                 2007
                                ========

Note 8 - Federal Income Tax Information (unaudited) During the year ended November 30, 1999, the following Funds declared long-term capital distributions in the following amounts:

Core Fixed Income ..   $    66,211
Core Equity ........    14,697,042
Blended Total Return     4,481,646

For corporate shareholders, 1.06% and 17.25% of the total ordinary income distributions paid during the fiscal year ended November 30, 1999 for the Core Fixed Income and Blended Total Return Funds, respectively, qualifies for the corporate dividends received deduction.

Note 9 - Subsequent Event - Change in Control of Administrator and Change in Distributor (unaudited) On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of Investor Services Group (the "Transaction"). On that same date and as part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc. In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. became the distributor of the Trust's shares.

Note 10 - Subsequent Event - Shareholder Meeting (unaudited) At a Special Meeting of Shareholders to be held on January 28, 2000, Shareholders of the Funds are being asked to vote on the following two proposals affecting the Core Fixed Income, Core Equity and Blended Total Return Funds only: (i) to approve a change in the investment advisory agreement, increasing the advisory fees for the Funds; and (ii) to approve the implementation of a Rule 12b-1 Distribution Plan for the Funds.

Note 11 -  Subsequent  Event - Name  Change
(unaudited) The Board of Trustees have approved the name change of the Trust to Whitehall Funds Trust on December 2, 1999.
                                       33

Report of Ernst & Young LLP, Independent Auditors

Shareholders and Trustees
IBJ Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of IBJ Funds Trust (comprising, respectively, the IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund, IBJ Core Equity Fund, and IBJ Blended Total Return Fund, collectively, the "Trust") as of November 30, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended November 30, 1997 and 1996 and for the period February 1, 1995 (commencement of operations) to November 30, 1995 were audited by other auditors whose report dated January 19, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of November 30, 1999 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising IBJ Funds Trust at November 30, 1999, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ signature omitted                           Ernst & Young LLP

New York, New York
January 6, 2000

This page intentionally left blank.
                                       35

--------------------------------------------------------------------------------
WHITEHALL FUNDS TRUST
(FORMERLY IBJ FUNDS TRUST)

An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Although the Reserve Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, IBJ Whitehall Bank & Trust Company, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
--------------------------------------------------------------------------------

WHITEHALL FUNDS TRUST
(FORMELY IBJ FUNDS TRUST)

BOARD OF TRUSTEES

George H. Stewart
         Chairman

Stephen V.R. Goodhue
             Trustee

Robert H. Dunker
         Trustee

------------------------------

OFFICERS

Jylanne M. Dunne
         President

William J. Greilich
         Vice President

Brian R. Curran
         Treasurer

Joseph J. Wencus
         Assistant Treasurer

Marc Schuman
         Secretary

Therese Hogan
         Assistant Secretary

Michelle Whalen
         Assistant Secretary




INVESTMENT ADVISOR
IBJ Whitehall Bank & Trust Company
One State Street
New York, New York 10004

ADMINISTRATOR
First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
IBJ Whitehall Bank & Trust Company
One State Street
New York, NY 10004

COUNSEL
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Sixth Avenue
New York, New York 10019

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

This report is for the information of the shareholders of Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

IBJ WHITEHALL FINANCIAL GROUP
ONE STATE STREET NEW YORK NY 10004